Offerings - Offering: 1	Jul. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	4,854,369
Proposed Maximum Offering Price per Unit	1.8925
Maximum Aggregate Offering Price	$ 9,186,893.33
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,268.71
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The maximum aggregate offering price is based on the average of the high and low sales prices of the Registrant's common shares as reported by the Nasdaq Global Select Market on July 15, 2026, which date is a date within five business days prior to the filing of this registration statement. Consists of common shares issuable to the selling security holder upon exercise of warrants to purchase common shares. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the common shares being registered hereunder include such indeterminate number of common shares as may be issuable with respect to the common shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The Registrant will not receive any proceeds from the sale of its common shares by the selling shareholder.